Schedule of maturity of operating lease liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Lease Right-of-use Assets And Lease Liabilities
Year ending June 30, 2027	$ 395,991
Year ending June 30, 2028	489,202
Year ending June 30, 2029	503,877
Year ending June 30, 2030	518,993
Year ending June 30, 2031	488,794
Total future minimum lease payments	2,396,857
Less imputed interest	(290,662)
PV of Payments – operating lease	2,106,195
Other lease liabilities	38,138
Lease liabilities	$ 2,144,333	$ 298,560